Leases (Tables)	12 Months Ended
Mar. 31, 2026
Lessee, Lease, Description [Line Items]
Schedule of Supplemental Cash Flow Information Related to Leases

Supplemental cash flow information related to leases were as follows:

	For the year ended March 31,	For the year ended March 31,
	2025	2026
	RMB	RMB

Cash paid for the rentals included in the lease liabilities	1,933	782
Right-of-use assets obtained in exchange for lease liabilities	197	546

Schedule of Supplemental Consolidated Balance Sheet Information Related to Leases

As of March 31, 2025 and 2026, supplemental consolidated balance sheet information related to leases were as follows:

	As of March 31,	As of March 31,
	2025	2026
	RMB	RMB
Right-of-use assets	941	1,054
Current portion of lease liabilities	620	529
Non-current lease liabilities	352	239

Schedule of Lease Term and Discount Rates

Lease term and discount rates were as follows:

	As of March 31,	As of March 31,
	2025	2026
	RMB	RMB
Weighted-average remaining lease term
Operating leases	2.75 years	2.01 years
Weighted-average incremental borrow rate
Operating leases	3.60%	3.39%

Office
Lessee, Lease, Description [Line Items]
Schedule of Maturities of Lease Liabilities

As of March 31,
2026
RMB
Maturities of lease liabilities were as follows:
2027	549
2028	245
Total undiscounted lease payments	794
Less: imputed interest	(26)
Total present value of lease liabilities	768